Cover	Jun. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) is being filed by Ulixe Corp. (the “Company”) solely to include, as Exhibit 17.2 hereto, the letter received from Mario Manzo pursuant to Item 5.02(a)(3) of Form 8-K regarding the disclosures in the Company’s Current Report on Form 8-K filed on June 18, 2026. Except for the filing of Exhibit 17.2, this Amendment No. 1 does not amend, update, or modify any of the information contained in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on June 18, 2026.
Document Period End Date	Jun. 13, 2026
Entity File Number	333-252505
Entity Registrant Name	ULIXE CORP.
Entity Central Index Key	0001842138
Entity Tax Identification Number	85-3978107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	#20901
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	307
Local Phone Number	316-8780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false